CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets

	As at December 31
	Notes	2017	2018	2018
		RMB	RMB	US$
Current assets:
Cash		39,135	5,350	778
Prepayments and other current assets		3,263	5,405	786
Total current assets		42,398	10,755	1,564
Non-current assets:
Other non—current assets		4,724	3,811	554
Investments in subsidiaries		4,491,263	4,322,463	628,676
Total non—current assets:		4,495,987	4,326,274	629,230
Total assets		4,538,385	4,337,029	630,794
Current liabilities:
Accrued liabilities and other payables		49,950	14,401	2,094
Non-current liabilities:
Long-term payable due to subsidiaries		96,618	184,513	26,836
Total liabilities		146,568	198,914	28,930
Shareholders' equity
Class A ordinary shares (par value of US$0.01 per share as of December 31, 2017 and 2018; 1,858,134,053 shares authorized as of December 31, 2017 and 2018; 232,648,452 and 250,648,452 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	19	15,330	16,532	2,404
Class B ordinary shares (par value of US$0.01 per share as of December 31, 2017 and 2018; 94,075,249 shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	19	6,178	6,178	899
Class C ordinary shares (par value of US$0.01 per share as of December 31, 2017 and 2018; 47,790,698 shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	19	3,278	3,278	477
Additional paid in capital		19,240,912	19,407,460	2,822,698
Accumulated deficit		(14,886,214)	(15,419,256)	(2,242,638)
Accumulated other comprehensive income		12,333	123,923	18,024
BEST Inc. shareholders’ equity		4,391,817	4,138,115	601,864
Total liabilities and shareholders’ equity		4,538,385	4,337,029	630,794

Schedule of Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(8,419)	(30)	(6,610)	(961)
Operating loss	(8,419)	(30)	(6,610)	(961)
Share of losses of subsidiaries and VIE	(1,658,038)	(1,227,847)	(501,396)	(72,924)
Interest expense	—	(30)	—	—
Interest income	570	14	18	3
Net loss	(1,665,887)	(1,227,893)	(507,988)	(73,882)
Accretion to redemption value of Redeemable Convertible Preferred Shares	(3,661,975)	—	—	—
Deemed dividend—Repurchase of Redeemable Convertible Preferred Shares	(160,891)	—	—	—
Deemed dividend—Modification of Redeemable Convertible Preferred Shares	(423,979)	—	—	—
Net loss attributable to ordinary shareholders	(5,912,732)	(1,227,893)	(507,988)	(73,882)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	73,368	(133,767)	111,590	16,230
Comprehensive loss	(1,592,519)	(1,361,660)	(396,398)	(57,652)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash (used in)/generate from operating activities	(8,419)	56,730	3,132	455
Net cash used in investing activities	(6,907,867)	(3,069,955)	(41,166)	(5,987)
Net cash generated from financing activities	6,936,720	3,031,915	4,249	618
Net increase/(decrease) in cash and cash equivalents	20,434	18,690	(33,785)	(4,914)
Cash and cash equivalents at beginning of the year	11	20,445	39,135	5,692
Cash and cash equivalents at end of the year	20,445	39,135	5,350	778